CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 665,309	$ 118,702
Restricted cash and cash equivalents	187,585	23,652
Accounts receivable – trade, net	143,370	381,858
Accounts receivable – other	81,088	89,273
Contracts in progress	357,617	425,986
Deferred income taxes	7,514	7,091
Assets held for sale	14,253	1,396
Other current assets	51,378	32,242
Total Current Assets	1,508,114	1,080,200
Property, Plant and Equipment	2,473,563	2,367,686
Less accumulated depreciation	(830,467)	(889,009)
Net Property, Plant and Equipment	1,643,096	1,478,677
Accounts Receivable – Long-Term Retainages	137,468	65,365
Investments in Unconsolidated Affiliates	38,186	50,536
Deferred Income Taxes	17,313	16,766
Assets Held for Sale		12,243
Investments	2,216	13,511
Other Assets	97,564	90,073
Total Assets	3,443,957	2,807,371
Current Liabilities:
Notes payable and current maturities of long-term debt	27,026	39,543
Accounts payable	251,924	398,739
Accrued liabilities	337,209	365,224
Advance billings on contracts	199,865	278,929
Deferred income taxes	19,753	17,892
Income taxes payable	25,165	20,657
Total Current Liabilities	860,942	1,120,984
Long-Term Debt	864,521	49,019
Self-Insurance	17,026	20,531
Pension Liability	18,403	15,681
Non-current Income Taxes	49,229	56,042
Other Liabilities	94,722	104,770
Commitments and Contingencies (Note 12)
Stockholders' Equity:
Common stock, par value $1.00 per share, authorized 400,000,000 shares; issued 245,209,850 and 244,271,365 shares at December 31, 2014 and December 31, 2013, respectively	245,210	244,271
Capital in excess of par value (including prepaid common stock purchase contracts)	1,676,815	1,414,457
Accumulated Deficit	(239,572)	(163,578)
Treasury stock, at cost: 7,400,027 and 7,130,294 shares at December 31, 2014 and December 31, 2013, respectively	(96,441)	(97,926)
Accumulated other comprehensive loss	(97,808)	(47,710)
Stockholders' Equity - McDermott International, Inc.	1,488,204	1,349,514
Noncontrolling interest	50,910	90,830
Total Equity	1,539,114	1,440,344
Total Liabilities and Equity	$ 3,443,957	$ 2,807,371